5. NOTES PAYABLE AND CONVERTIBLE NOTES (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Debt Disclosure [Abstract]
Fair value of warrants beginning	$ 2,820,000		$ 0
Issuance of Praesdian warrants	0		904,427
Cancellation of Praesidian warrants	0		(1,908,640)
Issuance of Goldman warrants	0		2,160,000
Unrealized gain on derivative liability	(180,000)	$ 0	1,664,213
Fair value of warrants ending	$ 2,640,000		$ 2,820,000